Financial Instruments and Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Derivative warrant liabilities	$ (1,374,154)	$ (2,369,195)
Recurring Fair Value Measurement [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans	(1,621,817)	(1,760,066)
Derivative warrant liabilities	(1,374,154)	(2,369,195)
Recurring Fair Value Measurement [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans
Derivative warrant liabilities
Recurring Fair Value Measurement [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans	(1,621,817)	(1,760,066)
Derivative warrant liabilities
Recurring Fair Value Measurement [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans
Derivative warrant liabilities	(1,374,154)	(2,369,195)
Polyrizon shares [Member] | Recurring Fair Value Measurement [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment		886
Polyrizon shares [Member] | Recurring Fair Value Measurement [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment		886
Polyrizon shares [Member] | Recurring Fair Value Measurement [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Polyrizon shares [Member] | Recurring Fair Value Measurement [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Shares [Member] | Recurring Fair Value Measurement [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	655,196	1,030,402
Taurus Shares [Member] | Recurring Fair Value Measurement [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	655,196	1,030,402
Taurus Shares [Member] | Recurring Fair Value Measurement [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Shares [Member] | Recurring Fair Value Measurement [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member] | Recurring Fair Value Measurement [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	290,627	631,119
Taurus Warrants [Member] | Recurring Fair Value Measurement [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member] | Recurring Fair Value Measurement [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member] | Recurring Fair Value Measurement [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	290,627	$ 631,119
QXL Shares [Member] | Recurring Fair Value Measurement [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	2,948,403
QXL Shares [Member] | Recurring Fair Value Measurement [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	2,948,403
QXL Shares [Member] | Recurring Fair Value Measurement [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
QXL Shares [Member] | Recurring Fair Value Measurement [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment